Employee Benefit Plans - Assumption Rates Used for Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
United States plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate:	4.65%	3.78%
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate minimum:	3.50%	3.30%
Discount rate maximum:	4.40%	4.40%
Salary increase minimum:	2.00%	2.00%
Salary increase maximum:	4.40%	3.87%